As filed with the Securities and Exchange Commission on July 19, 2016

1933 Act Registration No. 33-17619

1940 Act Registration No. 811-05349

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 570	☑
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 571	☑
(Check appropriate box or boxes)

GOLDMAN SACHS TRUST

(Exact Name of Registrant as Specified in Charter)

71 South Wacker Drive

Chicago, Illinois 60606

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 655-4400

CAROLINE L. KRAUS, ESQ.

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following series and class of the Registrant:

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares, Class R Shares, and Class R6 Shares of the Goldman Sachs Global Infrastructure Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 570 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 570 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 19th day of July, 2016.

GOLDMAN SACHS TRUST
(A Delaware statutory trust)

By:	/s/ Andrew Murphy Andrew Murphy
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
[1]James A. McNamara	President (Chief Executive Officer) and Trustee	July 19, 2016
James A. McNamara
[1]Scott M. McHugh	Treasurer, Senior Vice President and Principal Financial Officer	July 19, 2016
Scott M. McHugh

[1]Ashok N. Bakhru	Chairman and Trustee	July 19, 2016
Ashok N. Bakhru

[1]Kathryn A. Cassidy	Trustee	July 19, 2016
Kathryn A. Cassidy

[1]Diana M. Daniels	Trustee	July 19, 2016
Diana M. Daniels

[1]Herbert J. Markley	Trustee	July 19, 2016
Herbert J. Markley

[1]Jessica Palmer	Trustee	July 19, 2016
Jessica Palmer

[1]Alan A. Shuch	Trustee	July 19, 2016
Alan A. Shuch

[1]Roy W. Templin	Trustee	July 19, 2016
Roy W. Templin

[1]Gregory G. Weaver	Trustee	July 19, 2016
Gregory G. Weaver

By:	/s/ Andrew Murphy Andrew Murphy
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Assistant Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 15-16, 2016.

RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus, Andrew Murphy and Robert Griffith, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: July 19, 2016

/s/ Andrew Murphy Andrew Murphy
Assistant Secretary

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase